Supplementary financial statement information	12 Months Ended
Dec. 31, 2012
Supplementary Financial Statement Information [Abstract]
Supplementary Financial Statement Information [Text Block]

Note 21. Supplementary Financial Statement Information

Accounts receivable—other are as follows (in thousands):

	December 31,
	2012	2011
Income tax receivable	$11,769	$-
Advances to suppliers	893	-
Government institutions	1,603	-
Foreign exchange forward contracts	1,818	-
Escrow account	885	-
Other	5,966	1,589
	$22,934	$1,589

Other income (expense) consists of the following (in thousands):

	Year ended December 31,
	2012	2011	2011
Interest income	$984	$923	$921
Forward contract income—net	380	-	-
Foreign exchange losses—net	(157)	(888)	(617)
Gain on sale of investments	251	1,831	-
Other	(70)	480	64
Other income	$1,388	$2,346	$368